Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Right Use of Asset	ROU is summarized below:
December 31, 2019
Office lease ROU	$48,662
Less accumulated reduction	(13,271)
Balance of ROU asset as of December 31, 2019	$35,391

Schedule of Operating Lease Liability

Operating lease liability related to the ROU asset is summarized below:

December 31, 2019
Office lease liability	$48,662
Reduction of lease liability	(11,352)
Total	37,310
Less: current portion	(14,216)
Long term portion of lease liability as of December 31, 2019	$23,094

Schedule of Future Minimum Rental Payments for Operating Leases

Future Minimum lease payments under non-cancelable operating lease at December 31, 2019 are as follows:

Remainder Fiscal Year 2020	$15,120
Year 2021	23,119
Total	38,239
Imputed interest	(929)
Total operating lease liability	$37,310

Future minimum operating lease commitments consisted of the following at June 30, 2019:
Fiscal Year Ended June 30,	Amount (USD)
2020	$27,756
2021	$25,443